ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2013	2012

Employees and payroll accruals	$264	$31
Accrued expenses	1,264	52
Government authorities	61	-

	$1,589	$83